Form N-1A Cover	Jun. 13, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 13, 2024
Calamos Russell 2000 Structured Alt Protection ETF - July [Member]
Prospectus [Line Items]
Prospectus Date	Jul. 01, 2024
Calamos Russell 2000 Structured Alt Protection ETF - October [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 01, 2024
Calamos Russell 2000 Structured Alt Protection ETF - January [Member]
Prospectus [Line Items]
Prospectus Date	Jan. 01, 2025
Calamos Russell 2000 Structured Alt Protection ETF - April [Member]
Prospectus [Line Items]
Prospectus Date	Apr. 01, 2025